SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
SCHEDULE OF SHARES SUBJECT TO POSSIBLE REDEMPTION

As of March 31, 2024 and December 31, 2023, ordinary shares subject to possible redemption reflected on the balance sheet is reconciled on the following table:

Ordinary shares subject to possible redemption – December 31, 2023	$72,565,394
Redemption of ordinary shares	(24,938,789)
Remeasurement of ordinary shares subject to redemption	958,258
Due to shareholder	(268,645)
Ordinary shares subject to possible redemption – March 31, 2024	48,316,218

As of December 31, 2023 and December 31, 2022, ordinary shares subject to possible redemption reflected on the balance sheet is reconciled on the following table:

Gross proceeds	$66,000,000
Proceeds allocated to public rights	(1,056,000)
Offering costs allocated ordinary shares subject to redemption	(4,755,805)
Remeasurement of ordinary shares subject to redemption	7,624,825
Ordinary shares subject to possible redemption – December 31, 2022	$67,813,020
Remeasurement of ordinary shares subject to redemption	4,752,374
Ordinary shares subject to possible redemption – December 31, 2023	$72,565,394

SCHEDULE OF BASIC AND DILUTED NET INCOME (LOSS) PER ORDINARY SHARE

The following table reflects the calculation of basic and diluted net income per ordinary share (in dollars, except per share amounts):

	Three Months Ended	Three Months Ended
	March 31,	March 31,
	2024	2023
Ordinary shares subject to redemption
Numerator: Allocation of net income	$327,878	447,783
Denominator: Basic and diluted weighted average shares outstanding	4,739,491	6,600,000
Basic and diluted net income per share	$0.07	$0.07

Ordinary shares not subject to redemption
Numerator: Allocation of net income	$161,951	$163,942
Denominator: Basic and diluted weighted average shares outstanding	2,341,000	2,416,000
Basic and diluted net income per share	$0.07	$0.07

The following table reflects the calculation of basic and diluted net income (loss) per ordinary share (in dollars, except per share amounts):

	Year Ended	Year Ended
	December 31,	December 31,
	2023	2022
Ordinary shares subject to redemption
Numerator: Allocation of net income	$1,784,469	159,314
Denominator: Basic and diluted weighted average shares outstanding	6,600,000	1,341,758
Basic and diluted net income per share	$0.27	$0.12

Ordinary shares not subject to redemption
Numerator: Allocation of net income	$634,835	$221,497
Denominator: Basic and diluted weighted average shares outstanding	2,347,986	1,865,478
Basic and diluted net income per share	$0.27	$0.12